Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 30,273	$ (1,140)	$ 23,751	$ (77,555)		$ (24,671)
Income (loss)for the period				(191,159)		(191,159)
Foreign currency translation gain (loss)			3,753			3,753
Ending balance, value at Jun. 30, 2021	30,273	(1,140)	27,504	(268,714)		(212,077)
Beginning balance, value at Dec. 31, 2021	30,273	(1,140)	33,455	(191,051)		(128,463)
Income (loss)for the period				(314,549)	(610)	(315,159)
Foreign currency translation gain (loss)			(11,223)			(11,223)
Ending balance, value at Jun. 30, 2022	$ 30,273	$ (1,140)	$ 22,232	$ (505,600)	$ (610)	$ (454,845)